FINANCING EXPENSE, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FINANCING EXPENSE, NET [Abstract]
Interest expenses, net	$ 31,808	$ 27,797	$ 26,406
Amortization on debt	11,939	19,073	15,555
Changes in fair value, (total level 3 changes in fair value as reported in Note 14E)	10,827	(2,053)	7,088
Changes in fair value on debentures, derivatives and warrants - other than level 3 as reported in Note 14E	1,284	(5,624)	10,420
Exchange rate difference (mainly due to the effect of the NIS/USD exchange rate changes on our NIS denominated debentures)	2,707	(1,327)	5,946
Loss from notes exchange			2,350
Other	826	2,436	5,160
Other financing expenses, net	$ 27,583	$ 12,505	$ 46,519